PROVISIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
PROVISIONS
Balance, beginning of the period	$ 1,529	$ 6,616
Provisions recorded this year	3,870	6,206
Provisions utilized this year	(1,388)	(1,563)
Foreign exchange impact	2,775	(9,730)
Balance, end of the period	$ 6,786	$ 1,529